Goodwill and intangible assets - Goodwill (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment reporting_unit	Dec. 31, 2016 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 17,316,000,000	$ 17,618,000,000
Acquisition (dispositions)		27,000,000
Foreign currency translation	248,000,000	(329,000,000)
Other		0
Ending balance	$ 17,564,000,000	17,316,000,000
Impairment testing
Number of reportable segments | Segment	3
Number of reporting units | reporting_unit	8
Goodwill impairment recognized	$ 0
Investment Management
Goodwill [Roll Forward]
Beginning balance	9,000,000,000	9,207,000,000
Acquisition (dispositions)		29,000,000
Foreign currency translation	128,000,000	(238,000,000)
Other		2,000,000
Ending balance	9,128,000,000	9,000,000,000
Investment Services
Goodwill [Roll Forward]
Beginning balance	8,269,000,000	8,366,000,000
Acquisition (dispositions)		(2,000,000)
Foreign currency translation	120,000,000	(91,000,000)
Other		(4,000,000)
Ending balance	8,389,000,000	8,269,000,000
Other
Goodwill [Roll Forward]
Beginning balance	47,000,000	45,000,000
Acquisition (dispositions)		0
Foreign currency translation	0	0
Other		2,000,000
Ending balance	$ 47,000,000	$ 47,000,000